UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-22406

Mirae Asset Discovery Funds

(Exact name of registrant as specified in charter)

625 Madison Avenue, 3rd Floor, New York, NY 10022

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:            (212) 205-8300

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Item 1.       Reports to Stockholders.

Mirae Asset Discovery Funds
Annual Report
December 31, 2020
Mirae Asset Emerging Markets Great Consumer VIT Fund

i

Mirae Asset Discovery Funds
Manager Commentary and Fund Performance (unaudited)	December 31, 2020

Manager Commentary
The Emerging Markets Great Consumer VIT Fund (the “Fund”) — Class I Shares returned 31.91% for the period January 1, 2020 through December 31, 2020. During the same period, the Fund’s benchmark, the MSCI Emerging Markets Index, returned 18.69%. The Fund’s relative outperformance can be attributed primarily to stock selection.
On a sector basis, Consumer Discretionary and Consumer Staples were the leading contributors to Fund performance during the fiscal year due to stock selection. Stock selection in Financials also had a positive impact. The Fund’s underweight in Information Technology was the largest detractor to relative performance. Regarding country exposure, China was the top contributor to performance due to stock selection and allocation. Stock selection effects in India also contributed positively to the Fund’s outperformance. Allocation effects in South Korea and Taiwan had the biggest negative impacts. On a stock level, the top contributors were China Tourism Group, Li Ning Company, China Feihe Limited, and Foshan Haitian Flavouring & Food. The biggest detractors were Banco do Brasil, Rumo SA, and Lojas Renner SA. The Fund participated in three initial public offerings during the year, none of which contributed significantly to overall performance.
After significant declines in the first quarter of 2020, Emerging Markets (EM) had a strong rebound in the second quarter as China, Taiwan, and South Korea, which account for 65% of EM market capitalization, made significant progress fighting Covid-19. Although concern over second waves of Covid-19 cases rose in the second half of the year, we saw governments re-open economies, which led to an uptick in industrial production, consumer confidence, and economic growth. EM rallied in the fourth quarter because of Covid-19 vaccine successes and announcements of vaccine distribution plans. With global lockdowns in place, we saw an acceleration in the growing popularity and adoption of e-commerce, remote learning, telehealth, and digital banking in EM.
Looking forward, we believe EM equities should benefit from a Covid-19 vaccine-led recovery in global demand, a weaker US dollar (USD) stemming from dovish monetary policy and increased fiscal stimulus, and a low global interest rate environment. Though EM exhibited strong performance in 2020, we believe that the asset class remains under-owned relative to global benchmarks and undervalued compared to developed markets.
The Fund continues to identify companies with high-quality management teams and business models that are best placed to benefit from secular growth in domestic spending across EM. Our investment strategy utilizes a fundamental, bottom-up approach to invest in companies that may benefit from such enduring trends and which have shown to possess sustainable competitive advantages, including strong management, product differentiation, a dominant competitive position, pricing power and balance sheet strength.
MSCI Emerging Markets Index captures large and mid cap representation across 26 emerging market countries.
Past performance does not guarantee future results. The performance data quoted represent past performance and current returns may be lower or higher. The performance quoted reflects fee waivers or expense reimbursements in effect and would have been lower in their absence. Share prices and investment returns fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. For periods more than one year, performance is annualized. For performance data as of the most recent month-end please call (888) 335-3417.
Risk Factors
Market Turbulence Resulting from Covid-19 — The outbreak of Covid-19 has negatively affected the worldwide economy, individual countries, individual companies and the market in general. The future impact of Covid-19 is currently unknown, and it may exacerbate other risks that apply to the Fund.
Equity Securities Risk — Equity securities are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.
Emerging Market Risk — Investing may be subject to additional economic, legal, political, liquidity, and currency risks not associated with more developed countries.
Foreign Securities Risk — Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than US investments. Political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than US investments.
Geographic Concentration Risk — A small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments in that country or region.
You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
There can be no guarantee that any strategy (risk management or otherwise) will be successful. All investing involves risk, including potential loss of principal.

Mirae Asset Discovery Funds
Manager Commentary and Fund Performance (unaudited)	December 31, 2020

Emerging Markets Great Consumer VIT Fund
INVESTMENT OBJECTIVE
Emerging Markets Great Consumer VIT Fund (the “Fund”) seeks to achieve long-term capital growth.
FUND PERFORMANCE (AS OF 12/31/20)
	Average Annual Total Returns		Expense Ratios(a)
	One Year	Since Inception (11/13/19)	Gross	Net
Class I	31.91%	34.16%	7.34%	1.15%
MSCI Emerging Markets Index(b)	18.69%	22.34%
HYPOTHETICAL GROWTH OF A $10,000 INVESTMENT*
*
The chart represents historical performance of a hypothetical investment of  $10,000 in the Emerging Markets Great Consumer VIT Fund and reflects the reinvestment of dividends and capital gains in the Fund.

(a)
The gross expense ratios reflect the expense ratios as reported in the Fund’s Prospectus dated April 29, 2020. However, the Fund’s investment manager has agreed to contractual waivers in effect through August 31, 2021, which will continue in effect for annual periods ending on August 31 unless terminated by the Fund’s investment manager not less than 30 days prior to the then annual period, and has agreed to limit total annual fund operating expenses to the net expense ratios shown. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of December 31, 2020 can be found in the financial highlights.

(b)
MSCI Emerging Markets Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. It is not possible to invest directly in an index. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee waivers or reimbursements during the applicable periods. If such fee waivers or reimbursements had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month-end, please call (888) 335-3417 or visit http://investments.miraeasset.us.

Mirae Asset Discovery Funds
Emerging Markets Great Consumer VIT Fund	Expense Examples (unaudited)

As a Fund shareholder, you may incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of  $1,000 invested at July 1, 2020 and held for the entire period from July 1, 2020 through December 31, 2020.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number corresponding to your Fund and share class in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your expenses would have been higher.
Fund		Beginning Account Value 7/1/20	Actual Ending Account Value 12/31/20	Hypothetical Ending Account Value 12/31/20	Actual Expenses Paid During Period 7/1/20 – 12/31/20(1)	Hypothetical Expenses Paid During Period 7/1/20 – 12/31/20(1)	Annualized Expense Ratio During Period 7/1/20 – 12/31/20
Emerging Markets Great Consumer VIT	Class I	$1,000.00	$1,311.60	$1,019.36	$6.68	$5.84	1.15%

(1)
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184/366 (to reflect the one-half year period).

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer VIT Fund	December 31, 2020

	Shares	Value
Common Stocks (98.1%)
AL Rajhi Bank (Banks)	2,050	$40,219
Alibaba Group Holding Ltd.* (Internet & Direct Marketing Retail)	1,900	55,515
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	1,322	43,777
Asian Paints Ltd. (Chemicals)	1,478	56,044
Ayala Land, Inc. (Real Estate Management & Development)	59,481	50,662
Azul SA ADR* (Airlines)	340	7,759
Banco BTG Pactual SA (Capital Markets)	1,800	32,626
Britannia Industries Ltd. (Food Products)	1,023	50,163
CD Projekt SA* (Entertainment)	277	20,403
China International Travel Service Corp. Ltd., Class A (Hotels, Restaurants & Leisure)	2,100	90,878
China Merchants Bank Co. Ltd. (Banks)	12,500	79,388
Clicks Group Ltd. (Food & Staples Retailing)	1,100	18,923
CP All Public Co. Ltd. (Food & Staples Retailing)	24,000	46,464
Credicorp Ltd. (Banks)	200	32,804
Detsky Mir PJSC (Specialty Retail)	17,460	32,107
FirstRand Ltd. (Diversified Financial Services)	6,900	24,074
Foshan Haitian Flavouring & Food Co. Ltd., A Shares (Food Products)	1,680	51,672
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	12,000	93,264
Grupo Financiero Banorte Sab de CV* (Banks)	6,900	38,030
Haidilao International Holding Ltd. (Hotels, Restaurants & Leisure)	7,000	53,907
Halyk Savings Bank of Kazakhstan JSC GDR (Banks)	2,050	23,883
HDFC Bank Ltd.* (Banks)	6,558	129,187
Hindustan Unilever Ltd. (Household Products)	3,606	118,411
JD.com, Inc., Class A* (Internet & Direct Marketing Retail)	2,550	112,305
Jiangsu Hengrui Medicine Co. Ltd., Class A (Pharmaceuticals)	4,060	69,356
Kakao Corp. (Interactive Media & Services)	224	80,571
LG Household & Health Care Ltd. (Personal Products)	62	92,469
Li-Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	17,000	117,117
Lojas Renner SA (Multiline Retail)	3,900	32,852
Maruti Suzuki India Ltd. (Automobiles)	51	5,352
MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	29	48,581
Mr. Price Group Ltd. (Specialty Retail)	1,970	22,889
	Shares	Value
NAVER Corp. (Interactive Media & Services)	416	$112,339
Nestle India Ltd. (Food Products)	368	92,805
Network International Holdings PLC* (IT Services)	4,300	19,202
New Oriental Education & Technology Group, Inc. ADR* (Diversified Consumer Services)	573	106,469
New Oriental Education & Technology Group, Inc.* (Diversified Consumer Services)	170	30,526
Pinduoduo, Inc. ADR* (Internet & Direct Marketing Retail)	722	128,277
Ping An Healthcare & Technology Co. Ltd.* (Health Care Technology)	4,000	48,502
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	9,500	116,693
Prosus NV (Internet & Direct Marketing Retail)	620	66,687
Proya Cosmetics Co., Ltd., Class A (Personal Products)	1,834	50,006
PT Bank Central Asia TBK (Banks)	39,000	94,028
Raia Drogasil SA (Food & Staples Retailing)	6,900	33,372
Rede D’or Sao Luiz SA* (Health Care Providers & Services)	1,200	15,732
Rumo SA* (Road & Rail)	13,542	50,582
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,425	106,511
Sberbank of Russia PJSC ADR (Banks)	2,450	35,319
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)	10,600	122,633
Suzano SA* (Paper & Forest Products)	3,900	44,085
TAL Education Group ADR* (Diversified Consumer Services)	318	22,740
TCS Group Holdings PLC GDR (Banks)	930	30,405
Tencent Holdings Ltd. (Interactive Media & Services)	2,300	168,060
Vipshop Holdings Ltd. ADR* (Internet & Direct Marketing Retail)	2,396	67,352
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	17,200	48,330
Yandex NV, Class A* (Interactive Media & Services)	546	37,991
Yandex NV, Class A* (Interactive Media & Services)	50	3,479
TOTAL COMMON STOCKS (Cost $2,727,180)		3,423,777
TOTAL INVESTMENTS (Cost $2,727,180) – 98.1%		3,423,777
Other Net Assets (Liabilities) – 1.9%		64,695
NET ASSETS – 100.0%		$3,488,472

*
Non-income producing security

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer VIT Fund	December 31, 2020

The Emerging Markets Great Consumer VIT Fund invested in the following industries as of December 31, 2020:

	Value	% of Net Assets
Airlines	$7,759	0.2%
Automobiles	5,352	0.2%
Banks	503,263	14.4%
Capital Markets	32,626	0.9%
Chemicals	56,044	1.6%
Diversified Consumer Services	159,735	4.6%
Diversified Financial Services	24,074	0.7%
Entertainment	20,403	0.6%
Food & Staples Retailing	147,089	4.2%
Food Products	194,640	5.5%
Health Care Providers & Services	59,509	1.8%
Health Care Technology	48,502	1.4%
Hotels, Restaurants & Leisure	238,049	6.9%
Household Products	118,411	3.4%
Insurance	116,693	3.3%
Interactive Media & Services	402,440	11.4%
Internet & Direct Marketing Retail	478,717	13.6%
IT Services	19,202	0.5%
Multiline Retail	32,852	0.9%
Paper & Forest Products	44,085	1.3%
Personal Products	142,475	4.1%
Pharmaceuticals	69,356	2.0%
Real Estate Management & Development	50,662	1.5%
Road & Rail	50,582	1.5%
Specialty Retail	54,996	1.6%
Technology Hardware, Storage & Peripherals	106,511	3.1%
Textiles, Apparel & Luxury Goods	117,117	3.4%
Transportation Infrastructure	122,633	3.5%
Other Net Assets	64,695	1.9%
Total	$3,488,472	100.0%
The Emerging Markets Great Consumer VIT Fund invested in securities with exposure to the following countries as of December 31, 2020:
	Value	% of Net Assets
Argentina	$48,581	1.4%
Brazil	217,008	6.3%
China	1,491,396	42.7%
Cyprus	30,405	0.9%
Hong Kong	93,264	2.7%
India	495,739	14.1%
Indonesia	94,028	2.7%
Kazakstan	23,883	0.7%
Korea, Republic Of	80,571	2.3%
Mexico	86,360	2.5%
Netherlands	66,687	1.9%
Peru	32,804	0.9%
Philippines	50,662	1.5%
Poland	20,403	0.6%
Russia	108,896	3.1%
Saudi Arabia	40,219	1.2%
South Africa	65,886	1.9%
South Korea	311,319	8.9%
Thailand	46,464	1.3%
United Arab Emirates	19,202	0.5%
Other Net Assets	64,695	1.9%
Total	$3,488,472	100.0%

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Statement of Assets and Liabilities	December 31, 2020

Emerging Markets Great Consumer VIT Fund
Assets:
Investments, at value (Cost $2,727,180)	$3,423,777
Foreign currency, at value (Cost $6,683)	6,683
Cash	97,532
Dividends and interest receivable	2,960
Receivable for investments sold	14,985
Receivable from Manager	15,722
Total Assets	3,561,659
Liabilities:
Deferred foreign taxes	13,974
Payable for investments purchased	23,835
Accrued expenses:
Administration	5,929
Fund accounting	6,258
Transfer agent	328
Custodian	3,235
Legal and audit fees	19,256
Trustee	141
Other	231
Total Liabilities	73,187
Net Assets	$3,488,472
Net Assets consist of:
Paid in Capital	$2,660,210
Total distributable earnings/(loss)	828,262
Net Assets	$3,488,472
Net Assets:
Class I	$3,488,472
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Class I	262,526
Net Asset Value (redemption price per share):
Class I	$13.29
See accompanying notes to financial statements

Mirae Asset Discovery Funds
Statement of Operations	For the year ended December 31, 2020

Emerging Markets Great Consumer VIT Fund
Investment Income:
Dividend income	$32,346
Interest income	13
Foreign tax withholding	(3,280)
Total Investment Income	29,079
Expenses:
Manager fees	27,390
Administration fees	70,001
Fund accounting fees	48,487
Transfer agent fees	1,900
Custodian fees	20,049
Trustee fees	690
Legal and audit fees	47,646
Other fees	9,160
Total Expenses before fee reductions	225,323
Waivers and/or reimbursements from the Manager(a)	(175,366)
Fees voluntarily reduced by the Administrator(a)	(18,114)
Total Net Expenses	31,843
Net Investment Income (Loss)	(2,764)
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions:
Net realized gains (losses) on investments	305,602
Net realized gains (losses) on foreign currency transactions	(5,846)
Foreign taxes on realized gains (losses)	(6,017)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	566,114
Net Change in foreign taxes on unrealized gains (losses)	(13,974)
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	845,879
Change in Net Assets Resulting From Operations	$843,115

(a)
See Note 3 in the Notes to Financial Statements

See accompanying notes to financial statements

Mirae Asset Discovery Funds Statements of Changes in Net Assets

	Emerging Markets Great Consumer VIT Fund
	Year Ended December 31, 2020	For the period Nov. 13, 2019(a) through Dec. 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$(2,764)	$(1,370)
Net realized gains (losses) on investments	305,602	20,017
Net realized gains (losses) on foreign currency transactions	(5,846)	(3,781)
Foreign taxes on realized gains	(6,017)	—
Change in unrealized appreciation/depreciation on investments, foreign currency transactions and foreign taxes	552,140	130,491
Change in net assets resulting from operations	843,115	145,357
Change in net assets from distributions	(160,210)	—
Change in net assets from capital transactions	160,210	2,500,000
Change in net assets	843,115	2,645,357
Net Assets:
Beginning of period	2,645,357	—
End of period	$3,488,472	$2,645,357
Capital Transactions:
Class I
Proceeds from shares issued	$—	$2,500,000
Dividends reinvested	160,210	—
Change in net assets resulting from capital transactions	$160,210	$2,500,000
Share Transactions:
Class I
Issued	—	250,000
Reinvested	12,526	—
Change in shares	12,526	250,000
Amounts shown as “—” are either $0 or round to $0.
(a)
Commencement of operations.

See accompanying notes to financial statements

Mirae Asset Discovery Funds
Financial Highlights for the periods indicated	Selected data for a share of beneficial interest outstanding throughout the periods indicated

		Investment Activities			Distributions to Shareholder From					Ratios of Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)(b)(c)	Ratio of Net Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Ratio of Gross Expenses to Average Net Assets(d)	Net Assets, End of Period (000’s)	Portfolio Turnover(c)
Emerging Markets Great Consumer VIT Fund
Class I
Year Ended December 31, 2020	$10.58	(0.01)	3.36	3.35	—	(0.64)	(0.64)	$13.29	31.91%	1.15%	(0.10)%	8.14%	$3,488	75%
November 13, 2019 through December 31, 2019*	$10.00	(0.01)	0.59	0.58	—	—	—	$10.58	5.80%	1.15%	(0.40)%	15.02%	$2,645	7%

*
For the period November 13, 2019 (commencement of operations) to December 31, 2019.

(a)
Calculated using the average shares method.

(b)
Total Return reflects any fee waivers or reimbursements during the applicable period and would have been lower in their absence.

(c)
Not annualized for periods less than one year.

(d)
Annualized for periods less than one year.

See accompanying notes to financial statements

Mirae Asset Discovery Funds	Notes to Financial Statements
Emerging Markets Great Consumer VIT Fund	December 31, 2020

1. Organization
Mirae Asset Discovery Funds (the “Trust”) is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). Currently, the Trust consists of three series. This report includes information about the following series of the Trust: Mirae Asset Emerging Markets Great Consumer VIT Fund (“EM Great Consumer VIT Fund” or the “Fund”). The EM Great Consumer VIT Fund has a fiscal year-end of December 31st.
The Fund is classified as diversified under the 1940 Act. The Fund is authorized to issue an unlimited number of shares of beneficial interest of no par value. The Fund offers one class of shares: Class I Shares. Shares of the Fund are available exclusively through separate accounts of participating life insurance companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, the Trust expects any risk of loss to be remote.
2. Significant Accounting Policies
The Fund is an investment company and accordingly follows accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services - Investments Companies”, as amended. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Actual results could differ from these estimates.
Investment Valuation
The Fund records investments at fair value. Fair value is defined as the value that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their last sale price on the relevant exchange as of the close of regular trading on that exchange. All equity securities that are not traded on a listed exchange or automated quotation system are valued at the last sale price at the close of the U.S. market (i.e., usually the close of the regular trading on the New York Stock Exchange (“NYSE”)) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, “fair value” of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”).
Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.
The Fund may invest in American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of depositary receipts, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.
Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.
Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the “Manager”) determines that the closing market prices do not represent the securities’ current value because of an intervening “significant event”) will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security’s trading has been halted or suspended, when the

Mirae Asset Discovery Funds	Notes to Financial Statements
Emerging Markets Great Consumer VIT Fund	December 31, 2020

security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Manager believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service or by the Manager’s Valuation Committee, in accordance with a valuation policy approved by the Board, to take those factors into account.
The Fund uses fair value pricing to seek to ensure that the Fund’s net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by the Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s net asset value by short-term traders.
The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
■
Level 1 — quoted prices in active markets for identical assets

■
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

■
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Pursuant to the valuation procedures noted previously, equity securities, including foreign equity securities, are generally categorized as a Level 1 security in the fair value hierarchy, unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security.
A summary of the valuations as of December 31, 2020, based upon the three levels defined above, are identified below for the Fund.
	Level 1	Level 2	Level 3	Total Investments
Common Stock*	$1,514,678	$1,909,099	$—	$3,423,777
Total Investments	$1,514,678	$1,909,099	$—	$3,423,777

*
For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments.

For the year ended December 31, 2020, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.
Foreign Currency Transactions and Withholding Taxes
The Fund’s accounting records are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:
i)
value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii)
purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Fund does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.
Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. Withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.
Investment Transactions and Related Income
Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discount

Mirae Asset Discovery Funds	Notes to Financial Statements
Emerging Markets Great Consumer VIT Fund	December 31, 2020

based on effective yield. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
Allocations
Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.
Distributions to Shareholders
The Fund intends to declare and distribute net investment income at least annually, if any, and distribute net realized capital gains, if any, annually.
The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net ordinary loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales, tax treatment of passive foreign investment companies (“PFICs”)) do not require a reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Federal Income Taxes
The Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Fund intends to make timely distributions in order to avoid tax liability.
Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are no uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statement of Operations as incurred. There is no income tax noted as due for the year ended December 31, 2020.
Recent Accounting Pronouncements
In August 2018, FASB issued ASU No. 2018-13 (“ASU 2018-13”), “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. In addition, the amendments clarify that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund adopted ASU 2018-13 which eliminated and modified disclosures with the financial statements prepared as of December 31, 2020.
3. Transactions with Affiliates and other Servicing Arrangements
The Trust, on behalf of the Fund, has entered into an Investment Management Agreement between the Manager and the Trust (the “Investment Management Agreement”). Under this agreement, the Fund pays the Manager a fee, accrued daily and payable monthly at an annualized rate of the average daily net assets of the Fund as listed below:
EM Great Consumer VIT Fund	0.99%

Mirae Asset Discovery Funds	Notes to Financial Statements
Emerging Markets Great Consumer VIT Fund	December 31, 2020

The Manager, with respect to the Fund, has entered into a sub-management agreement with Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong” or the “Sub-Manager”) to manage all or a portion of the investments of the Fund. The Fund does not compensate the Sub-Manager. The Manager compensates the Sub-Manager from its Manager fees under the terms of the sub-management agreement. Effective May 14, 2020, such fees are payable monthly at an annualized rate of the average daily net assets of the Fund as listed below:
EM Great Consumer VIT Fund	35% of the total monthly investment management fees derived from assets managed by the Sub-Manager
Prior to May 14, 2020, the Sub-Manager had agreed to waive a portion of the sub-management fees otherwise payable by the Manager, up to a maximum of  $300,000 annually. The sub-manager fees were payable monthly at an annualized rate of the average daily net assets of the Fund as listed below:
EM Great Consumer VIT Fund	12.5% of the total monthly investment management fee plus an additional 25% of those fees derived from assets managed by the Sub-Manager
The Manager has contractually agreed to waive advisory expenses and otherwise reimburse expenses of the Fund in order to limit the annual operating expenses (excluding interest expense, taxes, brokerage commissions, acquired fund fees and expenses and certain other Fund expenses) through August 31, 2021 as follows:
Class I
EM Great Consumer VIT Fund	1.15%
Waivers and reimbursements under this agreement are accrued daily and paid monthly.
Additionally, pursuant to the expense limitation agreement, the Fund has agreed to repay amounts waived or reimbursed by the Manager with respect to the Fund for a period of up to three fiscal years after such waiver or reimbursement was made. Such repayments are subject to approval by the Board, and are permissible to the extent such repayments would not cause the expenses of the Fund to exceed the limits described above. As of December 31, 2020, the repayments that may potentially be made by the Fund are as follows:
	Expires 12/31/22	Expires 12/31/23	Total
EM Great Consumer VIT Fund	$44,805	$175,366	$220,171
Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citibank, N.A., serves as the Trust’s administrator and fund accounting agent and receives fees for such services in accordance with a master services agreement with the Trust, on behalf of the Fund. Citi voluntarily waived a portion of its fees during the year ended December 31, 2020 as indicated on the Fund’s Statement of Operations under the caption “Fees voluntarily reduced by the Administrator.” The Fund’s ratio of net expenses to average net assets was unaffected by these voluntary waivers due to contractual expense limit described above.
FIS Investor Services LLC (“FIS”) serves as transfer agent for the Fund under a transfer agency agreement and receives fees for its services.
Citi also receives fees for certain additional services and reimbursement for out-of-pocket expenses. Citibank, N.A. serves as custodian for the Fund. For its services as custodian, the Fund pays Citibank, N.A. a fee based on a percentage of assets held on behalf of the Fund, plus certain out-of-pocket charges. Such percentages vary by the jurisdiction in which the assets are held.
The Fund has an uncommitted $15,000,000 demand line of credit facility with Citibank, N.A., expiring July 30, 2021. Borrowings under this facility bear interest at rates determined at the time of such borrowings, if any. There were no borrowings under the facility during the year ended December 31, 2020.
Funds Distributor, LLC (the “Distributor”) serves as the distributor of the Fund. The Manager pays the Distributor’s fees and out-of-pocket expense for the distribution services it provides to the Fund.
For the year ended December 31, 2020, the brokerage commissions paid by the Fund to broker/dealers affiliated with the Manager on the execution of the Fund’s purchases and sales of portfolio investments were as follows:
	Name of Affiliate Broker/Dealer	Aggregate Amount of Brokerage Commissions Paid to Affiliate
EM Great Consumer VIT Fund	Mirae Asset Securities (Hong Kong) Ltd.	$439
Certain officers and Trustees of the Trust are officers of the Manager or Citi and receive no compensation from the Fund for such services.

Mirae Asset Discovery Funds	Notes to Financial Statements
Emerging Markets Great Consumer VIT Fund	December 31, 2020

4. Securities Transactions
The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2020 were as follows:
	Purchases	Sales
EM Great Consumer VIT Fund	$2,067,469	$2,030,370
5. Investment Risks
Asset Allocation Risk
The Fund’s ability to achieve its investment objective will depend, in part on the investment manager’s ability to select the best asset allocation of assets across the various developed and emerging markets. This is a risk that the manager’s evaluations and assumptions may be incorrect in view of actual market condition.
Concentration Risk
Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a fund that is more diversified. Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. This Fund may be more volatile than a more geographically diversified fund. The Schedule of Portfolio Investments provides information on the Fund’s holdings, including industry and/or geographical composition, as relevant.
Emerging Markets Risks
The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Fund’s loss of its entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Fund invests; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Fund; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.
Equity Securities Risk
Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.
Foreign Securities Risk
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.
Growth Investing Risk
Investments in growth-focused companies may be more volatile than other stocks or the market as a whole. Growth-focused companies may be in early stages of business development or have smaller market capitalizations causing their securities to be more sensitive to economic downturns in the broader market. The price of securities issued by growth-focused companies may be more sensitive to the companies’ current or expected earnings.
Market Disruption and Geopolitical Risk
Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, natural and environmental disasters, systemic market dislocations, public health crises, such as the COVID-19 pandemic, and related geopolitical events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the value of the Fund and its investments.

Mirae Asset Discovery Funds	Notes to Financial Statements
Emerging Markets Great Consumer VIT Fund	December 31, 2020

6. Federal Income Tax Information
The tax character of distributions paid to shareholders during the tax year ended December 31, 2020 were as follows:
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions
EM Great Consumer VIT Fund	$160,210	$—	$160,210
At December 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Capital Gains	Accumulated Earnings	Unrealized Appreciation (Depreciation)(a)	Total Accumulated Earnings (Deficit)
EM Great Consumer VIT Fund	$113,038	$58,124	$171,162	$657,100	$828,262

(a)
The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

At December 31 2020, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:
	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
EM Great Consumer VIT Fund	$2,752,711	$728,387	$(57,321)	$671,066
7. Control Ownership and Principal Holders
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of December 31, 2020, the Manager owned 100% of the Shares of the Fund.
8. Subsequent Events
Management evaluated subsequent events through the date these schedules were issued and concluded no such events require recognition or disclosure, except as noted below.
On January 26, 2021, the Board approved a recommendation from the Manager to close the Fund. The Fund sold all remaining investments during the following days and, in preparation for a liquidating redemption, the Fund declared distributions of  $498,484 short-term capital gains and $368,271 long-term capital gains, respectively, paid on February 9, 2021 to the sole shareholder of record on February 5, 2021. The Fund expects to conclude the process of settling miscellaneous receivables and payables, including foreign capital gains taxes, and complete a liquidating redemption on or about February 26, 2021.

Mirae Asset Discovery Funds
Mirae Emerging Markets Great Consumer VIT Fund	December 31, 2020

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and Board of Trustees of
Mirae Asset Discovery Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Mirae Asset Discovery Funds, comprising the Emerging Markets Great Consumer VIT Fund (the “Fund”) as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net asset, the related notes, and the financial highlights for each of the two periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, the results of its operations for the year then ended, the changes in net assets, and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies within the Mirae Asset Discovery Funds since 2017.
COHEN & COMPANY, LTD.
Cleveland, Ohio
February 25, 2021

Mirae Asset Discovery Funds	Supplemental Information (unaudited)
Mirae Emerging Markets Great Consumer VIT Fund	December 31, 2020

Additional Federal Income Tax Information
For the fiscal year ended December 31, 2020, the Fund designated short-term capital gain distributions in the following amounts:
Amount
Emerging Markets Great Consumer VIT Fund	$160,210

Mirae Asset Discovery Funds
Trustees and Officers (unaudited)	December 31, 2020

Name and Year of Birth*	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Nominee	Other Public Company and Investment Company Directorships Held by Nominee During the Past 5 Years
Independent Trustees
Enrique R. Arzac (1941)	Trustee and Chairman of the Audit Committee	2010 to present	Professor of Finance and Economics at the Graduate School of Business, Columbia University since 1971 (Professor Emeritus since 2015).	3	Director of Adams Diversified Equity Fund; Director of Adams Natural Resources Fund; Director of Credit Suisse Asset Management Funds (investment companies) from 1990 to 2017; Director of Aberdeen Asset Management-advised Funds (investment companies) from 2009 – 2018; Director of Credit Suisse Next Investors, LLC (private investment company); Director of Credit Suisse Park View BDC, Inc. (private business development company) from 2015 to 2017; Director of ETF Securities USA LLC (investment company) since April 2018
Keith M. Schappert (1951)	Trustee, Chairman of the Board and Chairman of the Nominating and Governance Committee	Trustee (2010 to present); Chairman of the Board (January 2019 to present)	President of Schappert Consulting LLC (investment industry consulting) since 2008.	3	Director of The Commonfund (investment management); Director of Calamos Asset Management, Inc. (investment management) from August 2012 to March 2017; Director of the Angel Oak Funds Trust (investment management); Director of Metropolitan Series Fund, Inc. from August 2009 to June 2015 (investment management); Director of Met Investors Series Trust from April 2012 to June 2015 (investment management)
Laurence R. Smith (1958)	Trustee	January 2020 to present	Chairman, CEO, CIO and Founder, Third Wave Global Investors (investment management) (2004 – present); CIO and Board Member, Horton Point (financial technology) (2017 – present).	3	Director, First Eagle BDC, LLC (private business development company) since 2019
Interested Trustee
Joon Hyuk Heo, CFA (1974)	Trustee	December 2019 to present	Chief Executive Officer of Mirae Asset Global Investments (USA) LLC since December 2019, and Head of Global Fixed Income Investments since May 2011.	3	None

Mirae Asset Discovery Funds
Trustees and Officers (unaudited)	December 31, 2020

Officers:
Name and Year of Birth*	Positions(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Joon Hyuk Heo, CFA (1974)	President	December 2019 to present	Chief Executive Officer of Mirae Asset Global Investments (USA) LLC since December 2019, and Head of Global Fixed Income Investments since May 2011.
Robert Shea (1966)**	Vice President Secretary	August 2016 to present March 2013 to August 2016	Chief Marketing Officer of Mirae Asset Global Investments (USA) LLC since January 2018, Chief Operating Officer from March 2013 to January 2018; Chief Financial Officer of Horizons ETFs Management (US) LLC from February 2017 to March 2019; Director and Executive Vice President of Horizons ETFs Management (USA) LLC from October 2012 to February 2017.
Thomas N. Calabria (1968)	Secretary Chief Compliance Officer	August 2016 to present February 2017 to present	Chief Compliance Officer of Mirae Asset Global Investments LLC since May 2014 and Horizons ETFs Management (US) LLC from February 2017 to March 2019; Chief Compliance Officer of Horizons ETFs Management (USA) LLC from May 2014 to February 2017.
Joel Engle (1965)	Treasurer	2010 to present	Senior Vice President of Citi Fund Services Ohio, Inc. since December 2007.

*
The business address of each Trustee and Officer is 625 Madison Avenue, 3rd Floor, New York, NY 10022.

**
Robert Shea resigned his position with the Trust effective February 19, 2021.

The Fund's Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and Officers. The SAI is available without charge, upon request, by calling toll-free (888) 335-3417 or at http://investments.miraeasset.us.

Mirae Asset Discovery Funds
Mirae Emerging Markets Great Consumer VIT Fund
Statement Regarding Liquidity Risk Management Program Disclosure (unaudited)           December 31, 2020

The Trust has adopted a Liquidity Risk Management Program (the “Program”) for the Fund pursuant to Rule 22e-4 under the Investment Company Act of 1940 Act, as amended (the “Liquidity Rule”). The Program seeks to assess, manage and review the Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.
The Trust’s Board of Trustees has appointed the Manager to be the Program administrator (the “Program Administrator”). Among other things, the Liquidity Rule requires that the Program Administrator provide a written report to the Board on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including the operation of the Highly Liquidity Investment Minimum (“HLIM”) established for the Fund, if any, and any material changes to the Program (the “Report”). On November 30, 2020, the Board received the first annual Report concerning the operation of the Program for the period from June 1, 2019 through October 31, 2020 (the “Program Reporting Period”). The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program had been adequately and effectively implemented with respect to the Fund. There were no material changes to the Program during the Program Reporting Period and the Fund was not required to set a HLIM. The Report concluded that the Program is appropriately designed, implemented and is effectively operating to assess and manage the Fund’s liquidity risk within the compliance parameters of the Liquidity Rule during the Program Reporting Period.

Mirae Asset Discovery Funds

To Make Investments
Regular Mail:
Mirae Asset Discovery Funds
P.O. Box 183165
Columbus, Ohio 43218-3165

Express, Registered or
Certified Mail:
Mirae Asset Discovery Funds
4249 Easton Way, Ste. 400
Columbus, Ohio 43219
Phone Number:
1-888-335-3417

This report is submitted for the general information of the shareholders of the Mirae Emerging Markets Great Consumer VIT Fund of the Mirae Asset Discovery Funds (the “Trust”). It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for the Fund, visit www.miraeasset.com.
A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-335-3417; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how each Fund (or the Funds) voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-888-335-3417, and on the Trust’s website at http://investments.miraeasset.us.
The Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. Schedules of Portfolio Holdings for the Fund in this report are available, free of charge, on the Commission’s website at sec.gov.
Mirae Asset Discovery Funds are distributed by Funds Distributor, LLC.
12/20

Item 2.       Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 13 (a)(1).

(b)	During the period covered by the report, with respect to the Registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.       Audit Committee Financial Expert.

3(a)(1)	The Registrant’s board of directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2)	The audit committee financial expert is Enrique R. Arzac, who is “independent” for purposes of this Item 3 of Form N-CSR. Mr. Arzac was appointed to the board effective 2010.

Item 4.       Principal Accountant Fees and Services.

For the fiscal years ended December 31, 2019 and December 31, 2020, the aggregate fees billed by Cohen & Company, Ltd. for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year for the Registrant are shown in the tables below.

(a)	Audit Fees:

2019	$ 29,000
2020	$ 14,500

Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

2019	$ 0
2020	$ 0

(c)	Tax Fees:

2019	$ 8,000
2020	$ 4,000

Represents the aggregate tax fee billed for professional services rendered by Cohen & Company Ltd. for tax compliance, tax advice and tax planning. Such tax services included the review of income and excise tax returns for the Registrant. Tax fees for 2019 and 2020 are for recurring fees for the preparation of the federal and state tax returns and procedures performed relating to the Registrant’s analysis of complex securities.

(d)	All Other Fees:

2019	$ 0
2020	$ 0

For the fiscal years ended December 31, 2019 and December 31, 2020, there were no fees billed for professional services rendered by Cohen & Company Ltd. to the Registrant, other than the services reported in (a) through (c) of this item.

(e)(1)	Except as permitted by Rule 2-01 (c)(7)(i)(c) of Regulation S-X, the Mirae Asset Discovery Funds’ Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the Funds. Prior to the commencement of any audit or non-audit services to a Fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2)	None of the services summarized in (b)-(d) above, were approved by the Audit Committee pursuant to Rule 2-01 (c)(7)(i)(c) of Regulation S-X.

(f)	Not applicable

(g)	For the fiscal years ended December 31, 2019 and December 31, 2020, the Aggregate non-audit fees billed by Cohen & Company Ltd. for services rendered to the Registrant and the Advisers and any entity controlling, controlled by, or under common control with the Advisers that provided ongoing services to the Registrant were $0 and $0, respectively.

(h)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	Included as part of report to stockholders under Item 1.
(b)	Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.      Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.      Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Separate certifications by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)__Mirae Asset Discovery Funds_______________________________

By (Signature and Title) /s/ Joon Hyuk Heo________________________________

Joon Hyuk Heo, President and Principal Executive Officer

Date _February 26, 2021_____________________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) _/s/ Joon Hyuk Heo _______________________________

Joon Hyuk Heo, President and Principal Executive Officer

Date __ February 26, 2021____________________________________________

By (Signature and Title) _/s/ Joel B. Engle___________________________________________

Joel B. Engle, Treasurer and Principal Financial and Accounting Officer

Date _ February 26, 2021______________________________________________